CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,127,055	$ 172,729	¥ 884,676
Restricted cash and term deposits	21,865	3,352	16,509
Trade receivables	52,871	8,103	26,110
Receivables from online payment platforms	16,182	2,480	13,429
Amounts due from related parties	7,764	1,190	5,815
Term deposits and short-term investments	1,527,088	234,036	1,942,860
Prepayment and other current assets	43,190	6,619	67,628
Total current assets	2,796,015	428,509	2,957,027
Non-current assets:
Long-term investments	166,100	25,456	45,980
Intangible assets	60,029	9,200	726
Goodwill	48,500	7,433
Property and equipment, net	29,830	4,572	32,341
Deferred tax assets	55,520	8,509	35,208
Operating lease right-of-use assets	120,140	18,412	144,488
Other non-current assets	15,878	2,433	14,184
Total non-current assets	495,997	76,015	272,927
Total assets	3,292,012	504,524	3,229,954
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB405,701 and RMB487,937 as of December 31, 2019 and 2020, respectively):
Taxes payable	60,070	9,207	65,605
Contract liabilities	135,385	20,749	93,725
Salary and welfare payables	95,758	14,676	100,676
Amounts due to related parties	2,404	368	2,620
Accrued expenses and other current liabilities	237,785	36,442	166,088
Operating lease liabilities-current	39,468	6,049	37,799
Total current liabilities	570,870	87,491	466,513
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB120,733 and RMB67,137 as of December 31, 2019 and 2020, respectively):
Operating lease liabilities-non current	93,044	14,260	120,803
Deferred tax liabilities	8,522	1,306
Total non-current liabilities	101,566	15,566	120,803
Total liabilities	672,436	103,057	587,316
Contingencies and Commitment (see Note 18)
Mezzanine Equity
Redeemable non-controlling interests	23,205	3,556
Total Mezzanine Equity	23,205	3,556
Shareholders' equity:
Additional paid-in capital	2,892,268	443,259	2,799,336
Statutory reserve	10,562	1,619	10,562
Accumulated deficit	(254,228)	(38,962)	(259,251)
Accumulated other comprehensive income/(loss)	(52,492)	(8,045)	91,733
Total shareholders' equity	2,596,371	397,911	2,642,638
Total liabilities, mezzanine equity and shareholders' equity	3,292,012	504,524	3,229,954
Class A ordinary shares | Ordinary shares
Shareholders' equity:
Ordinary shares	224	34	221
Total shareholders' equity	224		221
Class B ordinary shares | Ordinary shares
Shareholders' equity:
Ordinary shares	37	$ 6	37
Total shareholders' equity	¥ 37		¥ 37